General and Administrative Expenses (Tables)	12 Months Ended
Oct. 31, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2023	2022	2021

Professional fees	$2,210,795	$1,093,871	$480,630
Investor relations	1,565,970	473,106	114,706
Share-based compensation (Notes 6, 10 and 11)	243,717	946,324	619,939
Consulting fees (Note 6)	96,421	192,448	521,739
Insurance	364,059	149,537	103,096
Transfer agent and regulatory fees	171,439	86,605	42,492
Depreciation of ROU asset	35,381	60,665	-
Salaries and benefits (Note 6)	37,838	92,296	297,188
Office and miscellaneous	31,670	68,016	38,069
Depreciation of property and equipment	1,915	7,572	1,886
Total general and administrative	$4,759,205	$3,170,440	$2,219,745